Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 298,263	$ 139,206
Total ECL provisions	(332)	(188)
Total allowance and provisions	(3,527)	(1,244)	$ (1,091)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	40,280	33,211
Total ECL provisions	(61)	(40)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	7,818	3,624
Total ECL provisions	(18)	(10)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2,524	1,506
Total ECL provisions	(27)	(7)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	21,590	22,549
Total ECL provisions	(1)	(12)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,709	3,009
Total ECL provisions	(4)	(1)
Guarantees | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2,678
Total ECL provisions	(1)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		1,811
Total ECL provisions		(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	79,579	44,018
Total ECL provisions	(192)	(95)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	47,381	26,096
Total ECL provisions	(155)	(76)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	24,896	10,373
Total ECL provisions	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	148,900	47,421
Total ECL provisions	(75)	(49)
Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	7,674	9,439
Total ECL provisions	(6)	(4)
Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	14,692	5,110
Total ECL provisions	(22)	(6)
Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	9,812	5,408
Total ECL provisions	(34)	(21)
Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	73,267	8,964
Total ECL provisions	0	0
Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	10,074	10,458
Total ECL provisions	(8)	(10)
Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		537
Total ECL provisions		0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4,608	4,183
Total ECL provisions	(3)	(4)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(1,110)
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	290,012	134,410
Total ECL provisions	(183)	(111)
Total allowance and provisions	(487)	(308)	(260)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	38,860	32,332
Total ECL provisions	(16)	(14)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	7,098	3,051
Total ECL provisions	(6)	(3)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2,074	1,299
Total ECL provisions	(5)	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	21,449	22,504
Total ECL provisions	(1)	(8)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,652	3,009
Total ECL provisions	(1)	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2,676
Total ECL provisions	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		1,803
Total ECL provisions		(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	75,158	42,085
Total ECL provisions	(105)	(55)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	43,820	24,444
Total ECL provisions	(91)	(45)
Twelve-month expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	24,896	10,373
Total ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	146,496	45,452
Total ECL provisions	(59)	(39)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	7,329	8,854
Total ECL provisions	(4)	(3)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	14,091	4,951
Total ECL provisions	(14)	(4)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	9,289	5,188
Total ECL provisions	(28)	(17)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	73,181	8,964
Total ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	9,604	9,932
Total ECL provisions	(6)	(8)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		537
Total ECL provisions		0
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4,602	4,169
Total ECL provisions	(3)	(3)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	7,572	4,562
Total ECL provisions	(102)	(56)
Total allowance and provisions	(623)	(272)	(267)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(29)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(194)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(76)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(12)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,242	761
Total ECL provisions	(24)	(7)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	635	486
Total ECL provisions	(9)	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	393	177
Total ECL provisions	(15)	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	141	46
Total ECL provisions	0	(3)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	24	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2
Total ECL provisions	0
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		8
Total ECL provisions		0
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4,178	1,878
Total ECL provisions	(61)	(38)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,393	1,622
Total ECL provisions	(54)	(28)
Lifetime expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2,149	1,913
Total ECL provisions	(17)	(10)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	345	585
Total ECL provisions	(2)	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	584	151
Total ECL provisions	(7)	(3)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	333	191
Total ECL provisions	(6)	(3)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	84	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	467	522
Total ECL provisions	(2)	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		0
Total ECL provisions		0
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4	11
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	678	234
Total ECL provisions	(48)	(21)
Total allowance and provisions	(2,417)	(664)	$ (564)
Lifetime expected credit losses | Stage 3 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	178	118
Total ECL provisions	(22)	(19)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	85	87
Total ECL provisions	(2)	(6)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	57	31
Total ECL provisions	(7)	(5)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	33	0
Total ECL provisions	(3)	(1)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0
Total ECL provisions	0
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		0
Total ECL provisions		0
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	243	56
Total ECL provisions	(26)	(2)
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	168	30
Total ECL provisions	(10)	(2)
Lifetime expected credit losses | Stage 3 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	255	56
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	17	8
Total ECL provisions	(2)	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	190	29
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1	1
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3	4
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		0
Total ECL provisions		0
Lifetime expected credit losses | Stage 3 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2	4
Total ECL provisions	$ 0	$ 0